Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Revenue
Commission-continuing operations	$ 394,949	$ 1,274,518
Commission-discontinued operations
Revenue-continuing operations	394,949	1,274,518
Revenue-discontinued operations
Cost of revenue-continuing operations	(96,024)	(301,260)
Cost of revenue-discontinued operations
Gross profit-continuing operations	298,925	973,258
Gross profit-discontinued operations
General and administrative expenses-continuing operations	(894,813)	(1,386,055)
General and administrative expenses-discontinued operations		(21,946)
Gain on disposal of subsidiaries		6,869,809
Total operating expenses - continuing operations	(894,813)	(1,386,055)
Total operating expenses - discontinued operations		6,847,863
Loss from continuing operations	(595,888)	(412,797)

Interest Income	228,394	394,218
Gain on change of fair value of warrant liability	6,661,993
Total other income (expenses)	6,890,387	394,218
Profit/(Loss) before income taxes-continuing operations	6,294,499	(18,579)

Income tax expenses-continuing operations	8,498	62,311
Net loss from continuing operations	6,286,001	(80,890)
Gain on disposal of subsidiaries		6,869,809
Loss from discontinued operations		(21,946)
Income tax expenses-discontinued operations
Tax expense
Net profit from discontinued operations		6,847,863
Net profit	6,286,001	6,766,973
Foreign currency translation adjustment		(9,858)
Comprehensive income	$ 6,286,001	$ 6,757,115
Profit/(Loss) from continuing operations per common share - basic (in Dollars per share)	$ 5.46	$ (0.01)
Profit/(Loss) from continuing operations per common share -diluted (in Dollars per share)	2.83	(0.01)
Profit/(Loss) from discontinued operations per common share - basic (in Dollars per share)		0.98
Profit/(Loss) from discontinued operations per common share - diluted (in Dollars per share)		$ 0.98
Weighted average number of common shares outstanding-basic (in Shares)	1,151,703	6,998,238
Weighted average number of common shares outstanding-diluted (in Shares)	2,223,328	6,998,238
Continuing Operations | Commission
Revenue
Commission-continuing operations	$ 394,949	$ 1,274,518
Revenue-continuing operations	394,949	1,274,518
Discontinued Operations | Commission
Revenue
Commission-discontinued operations
Revenue-discontinued operations